4. STOCKHOLDERS' DEFICIT (Details Narrative) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
STOCKHOLDERS' DEFICIT:
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized (in thousands)	3,000,000	3,000,000
Common stock, issued (in thousands)	11,765	3,319
Common stock, outstanding (in thousands)	11,765	3,319